Employee Benefit Plans (Weighted-Average Rate Assumptions Used For Net Pension And Other Postretirement Benefit Expense) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Discount Rate - Salaried Plan [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net pension and other postretirement benefit expense, weighted-average rate assumptions	4.39%	5.54%	5.79%
Discount Rate - USW [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net pension and other postretirement benefit expense, weighted-average rate assumptions	4.00%	5.07%	5.72%
Discount Rate - IUOE Plan [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net pension and other postretirement benefit expense, weighted-average rate assumptions	4.37%	5.52%	5.67%
Discount Rate - Other Postretirement Benefits Plan [Member] | Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net pension and other postretirement benefit expense, weighted-average rate assumptions	3.75%	5.56%	5.97%
Rate Of Compensation Increase - Salaried Plan [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net pension and other postretirement benefit expense, weighted-average rate assumptions	5.00%	5.00%	5.00%
Rate Of Compensation Increase - USW Plan [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net pension and other postretirement benefit expense, weighted-average rate assumptions	3.50%	4.50%	4.50%
Rate Of Compensation Increase - IUOE Plan [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net pension and other postretirement benefit expense, weighted-average rate assumptions	5.00%	5.00%	5.00%
Expected Rate Of Return On Plan Assets - Salaried Plan [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net pension and other postretirement benefit expense, weighted-average rate assumptions	6.80%	6.80%	6.80%
Expected Rate Of Return On Plan Assets - USW Plan [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net pension and other postretirement benefit expense, weighted-average rate assumptions	6.80%	6.80%	6.80%
Expected Rate Of Return On Plan Assets - IUOE Plan [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net pension and other postretirement benefit expense, weighted-average rate assumptions	6.80%	3.25%	3.25%